Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Change in Carrying Amount of Redeemable Non-controlling Interests

The change in the carrying amount of redeemable non-controlling interests for the years ended December 31, 2011 and 2012 is as follows:

December 31, 2011
Balance as of December 31, 2010	—
Recognition of redeemable non-controlling interests on June 3, 2011	170,716
Earnings attributable to the redeemable non-controlling interests	11,522
Foreign currency translation adjustment	2,866
Accretion to redemption value of redeemable non-controlling interests	34,590
Balance as of December 31, 2011	219,694

December 31, 2012
Balance as of December 31, 2011	219,694
Loss attributable to the redeemable non-controlling interests	(41,963)
Foreign currency translation adjustment	328
Accretion to redemption value of redeemable non-controlling interests	153,984
Payment of dividend to redeemable non-controlling interests	(8,749)
Balance as of December 31, 2012	323,294